UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1810

Oppenheimer Global Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

	Shares	Value

Common Stocks—97.4%

Consumer Discretionary—14.5%

Automobiles—1.1%
Suzuki Motor Corp.	2,148,700	$124,452,897

Hotels, Restaurants & Leisure—0.8%
International Game Technology plc	3,403,000	90,213,530

Household Durables—0.5%
Newell Brands, Inc.	1,552,560	47,974,104

Internet & Catalog Retail—1.7%
JD.com, Inc., ADR[1]	4,652,266	192,696,858

Media—1.8%
Walt Disney Co. (The)	1,447,460	155,616,425

Zee Entertainment Enterprises Ltd.	5,182,030	47,231,190

		202,847,615

Specialty Retail—3.0%
Industria de Diseno Textil SA	5,553,831	193,171,024

Tiffany & Co.	1,378,598	143,305,262

		336,476,286

Textiles, Apparel & Luxury Goods—5.6%
Brunello Cucinelli SpA	1,377,728	44,642,998

Kering	488,015	230,062,492

LVMH Moet Hennessy Louis Vuitton SE	1,071,730	314,820,758

Tod’s SpA	422,460	30,871,678

		620,397,926

Consumer Staples—4.0%

Food Products—1.8%
Unilever plc	3,689,885	204,417,939

Household Products—2.2%
Colgate-Palmolive Co.	3,202,128	241,600,557

Energy—0.9%

Energy Equipment & Services—0.9%
TechnipFMC plc	3,300,564	101,949,336

Financials—20.0%

Capital Markets—6.5%
Credit Suisse Group AG1	6,467,814	115,129,034

Goldman Sachs Group, Inc. (The)	660,778	168,339,803

	Shares	Value

Capital Markets (Continued)

S&P Global, Inc.	1,581,323	$267,876,116

UBS Group AG1	9,741,558	178,993,423

		730,338,376

Commercial Banks—5.1%
Banco Bilbao Vizcaya Argentaria SA	7,619,893	64,863,709

Citigroup, Inc.	3,735,980	277,994,272

ICICI Bank Ltd., Sponsored ADR	9,662,673	94,017,808

Societe Generale SA	2,537,080	130,805,940

		567,681,729

Insurance—5.9%
Allianz SE	910,791	208,583,632

Dai-ichi Life Holdings, Inc.	7,239,000	149,361,205

FNF Group	2,208,660	86,667,818

Prudential plc	8,094,230	208,103,896

		652,716,551

Real Estate Management & Development—2.5%
DLF Ltd.	67,546,785	274,419,738

Health Care—16.5%

Biotechnology—7.4%
ACADIA Pharmaceuticals, Inc.[1]	2,296,479	69,146,983

AnaptysBio, Inc.[1]	553,169	55,715,182

Biogen, Inc.[1]	350,220	111,569,585

BioMarin Pharmaceutical, Inc.[1]	517,814	46,173,474

Bluebird Bio, Inc.[1]	501,239	89,270,666

Blueprint Medicines Corp.[1]	852,303	64,272,169

Circassia Pharmaceuticals plc[1,2]	17,318,782	24,023,762

Gilead Sciences, Inc.	1,271,540	91,093,126

Ionis Pharmaceuticals, Inc.[1]	1,403,626	70,602,388

Loxo Oncology, Inc.[1]	553,760	46,615,517

MacroGenics, Inc.[1,2]	2,054,564	39,036,716

Sage Therapeutics, Inc.[1]	729,489	120,154,133

		827,673,701

1       OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Equipment & Supplies—1.5%
Swiss Medical SA1,2,3,4	587,287,440	$48,110,587

Zimmer Biomet Holdings, Inc.	972,924	117,402,739

		165,513,326

Health Care Providers & Services—5.5%
Aetna, Inc.	1,649,499	297,553,125

Anthem, Inc.	1,040,012	234,013,100

Centene Corp.[1]	781,170	78,804,430

		610,370,655

Pharmaceuticals—2.1%
Bayer AG	1,043,909	129,836,292

Roche Holding AG	226,591	57,314,658

Shire plc	934,432	48,467,425

		235,618,375

Industrials—14.0%

Aerospace & Defense—3.2%
Airbus SE	3,561,898	353,716,830

Air Freight & Couriers—1.0%
United Parcel Service, Inc., Cl. B	950,650	113,269,947

Airlines—0.9%
International Consolidated Airlines Group SA	11,413,950	100,109,160

Building Products—1.2%
Assa Abloy AB, Cl. B	6,401,588	132,835,563

Construction & Engineering—0.6%
FLSmidth & Co. AS	1,051,611	61,090,235

Electrical Equipment—2.5%
Nidec Corp.	1,983,016	278,363,049

Industrial Conglomerates—2.8%
3M Co.	733,820	172,719,213

Siemens AG	976,616	135,504,593

		308,223,806

Machinery—1.3%
FANUC Corp.	399,800	96,055,427

Minebea Mitsumi, Inc.	2,483,000	52,098,341

		148,153,768

Professional Services—0.5%
Equifax, Inc.	516,950	60,958,744

	Shares	Value

Information Technology—26.5%

Electronic Equipment, Instruments, & Components—6.7%
Keyence Corp.	460,106	$256,907,388

Kyocera Corp.	2,031,200	132,720,589

Murata Manufacturing Co. Ltd.	1,374,104	183,655,173

Omron Corp.	946,900	56,399,213

TDK Corp.	1,483,100	118,382,270

		748,064,633

Internet Software & Services—8.8%
Alphabet, Inc., Cl. A1	312,490	329,176,966

Alphabet, Inc., Cl. C1	301,603	315,597,379

Baidu, Inc., Sponsored ADR[1]	321,930	75,399,225

Facebook, Inc., Cl. A1	1,498,790	264,476,484

		984,650,054

IT Services—1.4%
Earthport plc[1,2]	58,117,076	8,089,060

PayPal Holdings, Inc.[1]	1,922,048	141,501,174

		149,590,234

Semiconductors & Semiconductor Equipment—2.3%
Maxim Integrated Products, Inc.	4,220,473	220,646,328

Renesas Electronics Corp.[1]	3,065,900	35,488,372

		256,134,700

Software—7.3%
Adobe Systems, Inc.[1]	1,448,354	253,809,555

Intuit, Inc.	1,414,060	223,110,387

Nintendo Co. Ltd.	286,700	104,373,700

SAP SE	2,109,533	236,541,736

		817,835,378

Materials—1.0%

Chemicals—1.0%
Linde AG1	496,026	116,038,764

Total Common Stocks
(Cost $4,783,242,494)		10,856,394,364

2       OPPENHEIMER GLOBAL FUND

	Shares	Value

Preferred Stocks—1.7%

Bayerische Motoren Werke (BMW) AG, Preference	2,140,141	$191,102,034

Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.	27,673,871	4,335,729

Total Preferred Stocks (Cost $70,760,552)		195,437,763

	Shares	Value

Investment Company—0.9%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.22%[2,5] (Cost $96,095,219)	96,095,219	$96,095,219

Total Investments, at Value (Cost $4,950,098,265)	100.0%	11,147,927,346

Net Other Assets (Liabilities)	0.0	(1,092,121)

Net Assets	100.0%	$11,146,835,225

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	September 30,	Gross	Gross	December 31,
	2017	Additions	Reductions	2017
Circassia Pharmaceuticals plc	17,318,782	—	—	17,318,782
Earthport plc	47,770,086	10,346,990	—	58,117,076
MacroGenics, Inc.	1,836,284	218,280	—	2,054,564
Oppenheimer Institutional Government Money Market Fund, Cl. E	94,728,986	379,150,526	377,784,293	96,095,219
Swiss Medical SA	587,287,440	—	—	587,287,440

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Circassia Pharmaceuticals plc	$24,023,762	$—	$—	$4,646,010
Earthport plc	8,089,060	—	—	(10,581,630)
MacroGenics, Inc.	39,036,716	—	—	977,320
Oppenheimer Institutional Government Money Market Fund Cl. E	96,095,219	292,444	—	—
Swiss Medical SA	48,110,587	—	—	(2,213,610)
Total	$215,355,344	$292,444	$—	$(7,171,910)

3       OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Restricted security. The aggregate value of restricted securities at period end was $48,110,587, which represents 0.43% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Swiss Medical SA	5/16/94-7/10/02	$30,390,000	$48,110,587	$17,720,587

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Notes.

5. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$5,112,159,087	45.9%
Japan	1,588,257,623	14.2
France	1,029,406,020	9.2
Germany	1,017,607,050	9.1
United Kingdom	736,906,684	6.6
India	420,004,465	3.8
Switzerland	351,437,115	3.2
China	268,096,083	2.4
Spain	258,034,733	2.3
Sweden	132,835,563	1.2
Italy	75,514,676	0.7
Denmark	61,090,235	0.6
Ireland	48,467,425	0.4
Argentina	48,110,587	0.4

Total	$11,147,927,346	100.0%

4       OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

1. Organization

Oppenheimer Global Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

5       OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or

6        OPPENHEIMER GLOBAL FUND

3. Securities Valuation (Continued)

liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$629,806,179	$985,253,037	$—	$1,615,059,216
Consumer Staples	241,600,557	204,417,939	—	446,018,496
Energy	—	101,949,336	—	101,949,336
Financials	894,895,817	1,330,260,577	—	2,225,156,394
Health Care	1,531,423,333	259,642,137	48,110,587	1,839,176,057
Industrials	346,947,904	1,209,773,198	—	1,556,721,102
Information Technology	1,823,717,498	1,132,557,501	—	2,956,274,999
Materials	—	116,038,764	—	116,038,764
Preferred Stocks	4,335,729	191,102,034	—	195,437,763
Investment Company	96,095,219	—	—	96,095,219
Total Assets	$5,568,822,236	$5,530,994,523	$48,110,587	$11,147,927,346

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 1*	Transfers into Level 2*

Assets Table
Investments, at Value:
Common Stocks
Information Technology	$(231,099,995)	$231,099,995

Total Assets	$(231,099,995)	$231,099,995

* Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation

7        OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The

8        OPPENHEIMER GLOBAL FUND

4. Investments and Risks (Continued)

Fund may invest in money market instruments by investing in Class E shares of Oppenheimer

Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates

9        OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

10        OPPENHEIMER GLOBAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/16/2018